Warrant Liability - Schedule of Warrants Outstanding and Exercisable (Details) - Series A Warrants [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of warrants outstanding at beginning	525,621
Exercise Price | $ / shares	$ 7.73
Expiration Date	May 27, 2018
Number of warrants outstanding at ending